Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments and Risk Management [Abstract]
Schedule of Financial Assets and Liabilities at Amortized Cost

The Company activities expose it to various risks, including market risk (comprising currency risk and interest rate risk), credit risk, and liquidity risk. The Company overall risk management strategy aims to minimize any adverse effects from the unpredictability of financial markets on its financial performance.

	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Financial assets at amortized cost
Cash	9,161,045	12,308,656	3,013,956
Trade receivables, net	9,975,198	20,834,160	5,101,660
Other receivables	142,730	144,930	35,489
Fixed deposits	1,700,892	1,708,868	418,450

Financial liabilities at amortized cost
Trade payables	335,070	6,411,187	1,569,906
Other payables & accrued liabilities	1,463,610	1,894,666	463,946
Bank and other borrowings	5,032,533	4,466,693	1,093,760
Lease liabilities	1,360,238	1,201,388	294,184

Schedule of Amounts Disclosed in the Table are the Contractual Undiscounted Cash Flows Includes Principal and Interest	The amounts disclosed in the table are the contractual undiscounted cash flows, which includes both principal and interest. Balances due within 12 months equal their carrying amounts as the impact of discounting is not significant.
	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Bank borrowings
Repayment within:
Less than 1 year	1,515,098	1,538,032	376,618
Between 1 and 2 years	1,515,681	1,415,001	346,491
Between 2 and 5 years	2,805,652	2,263,088	554,162
Over 5 years	126,513	5,479	1,342

Lease liabilities
Repayment within:
Less than 1 year	382,416	351,216	86,002
Between 1 and 2 years	364,216	351,216	86,002
Between 2 and 5 years	672,552	521,157	127,616
Over 5 years	92,312	35,128	8,602

Trade payable
Repayment within less than 1 year	335,070	6,411,187	1,569,906

Other payable
Repayment within less than 1 year	1,749,353	1,955,754	478,905

Schedule of Credit Risk	The Company assesses all information available, including past due status, and forward looking macro- economic factors in the measurement of the expected credit losses associated with its assets carried at amortized cost.
	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Trade receivable
Collection within less than 1 year	11,204,601	24,299,451	5,950,206

Other receivables
Collection within less than 1 year	142,730	681,895	166,976

	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Lifetime expected credit loss
As at beginning of the year/period	-	1,229,403	301,044
Add: Charge for the year/period	1,229,403	3,465,291	848,546
Less: Reversal during the year/period	-	(1,229,403)	(301,044)
As at end of the year/period	1,229,403	3,465,291	848,546

Schedule of Capital Includes Equity Attributable to the Owners of the Parent and Non-Controlling Interest	Total capital is calculated as total equity plus net debts. Capital includes equity attributable to the owners of the parent and non-controlling interest.

	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Net debt	(2,670,486)	(43,316)	(10,607)
Total equity	102,011,998	120,339,450	29,467,518
Total capital	99,341,512	120,296,134	29,456,911

Gearing ratio	(2.69)%	(0.04)%	(0.04)%